Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DoubleLine Funds Trust
Prospectus Date	rr_ProspectusDate	Sep. 03, 2019
Document Creation Date	dei_DocumentCreationDate	Aug. 30, 2019